CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 2,973,686	$ 933,469	$ 500
Trade receivables, net	303,771	144,246	10,390
Trade receivables, related parties	153,778	137,297	5,587
Loans receivable, related parties	61,345	0	(10,290)
Inventories	798,508	198,936	92,699
Deposits and prepayments	906,503	703,690	2,576
Total current assets	5,197,591	2,117,638	101,462
Property and equipment
Leasehold Improvements	12,431	12,431	12,431
Furniture, Fixtures and Equipment	8,656,979	5,147,693	5,067,730
Accumulated Depreciation	(230,319)	(161,353)	(74,852)
Total property and equipment	8,439,091	4,998,771	5,005,309
Other Assets
ROU operating leases less accumulated amortization	377,479	454,114
Other intangible assets - net of amortization	649,899	0
Operating Lease - Right of Use Asset		642,752	642,752
Right of Use Assets - Accumulated Amortization		(188,638)	(91,629)
Total other assets	1,027,378	454,114	551,123
Total assets	14,664,060	7,570,523
Current liabilities:
Accounts payable and accrued expenses	250,839	97,800	70,828
Accounts payable, related parties	75,747	162,405	425,817
Accrued interest on notes	15,751	9,416	0
Short term promissory notes payable, related parties	50,000	0	85,000
Convertible promissory notes payable	125,000	175,000	0
Equipment loans	0	1,482,681	1,469,535
Loans payable, related parties	566	9,600	26,600
Customer prepaid invoices and deposits	1,013,127	2,128,393	756,971
ROU operating lease liability, short term portion	107,845	102,969	97,010
Total current liabilities	1,638,875	4,168,264	2,931,761
Long term liabilities:
Long-term debt	158,328	168,328	0
Long Term Promissory Notes Payable		0	11,500
Long Term Promissory Notes Payable - Related Parties		0	25,000
Accrued Interest on Long Term Notes		0	3,590
ROU straight-line rent liability	16,668	15,126	9,362
Operating lease ROU liability	269,634	351,145	454,113
Total long-term liabilities	444,630	534,599	503,565
Contingencies and commitments	0	0
Total liabilities	2,083,505	4,702,863	3,435,326
Stockholders' equity:
Preferred stock, Value	0	0
Common stock, $0.001 par value; 200,000,000 shares authorized; 23,373,213 and 19,695,532 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	23,373	19,696	84,780
Additional paid in capital	18,054,685	6,321,428	102,220
Accumulated deficit	(5,490,216)	(3,459,214)	(1,602,789)
Total stockholders' equity	12,587,842	2,881,910	2,222,568
Non-controlling interests	(7,287)	(14,250)	0
Total equity attributable to Hempacco Co., Inc.	12,580,555	2,867,660	2,222,568
Total liabilities and stockholders' equity	14,664,060	7,570,523	5,657,894
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock, Value	$ 0	$ 0	$ 3,638,357